Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 1,229,413	$ 1,019,539	$ 930,739
Voyage expenses	(98,006)	(112,540)	(103,643)
Vessel operating expenses	(378,480)	(352,209)	(344,128)
Time-charter hire expense	(51,750)	(31,090)	(56,682)
Depreciation and amortization	(274,599)	(198,553)	(199,006)
General and administrative	(72,613)	(67,516)	(44,473)
(Write down) and gain on sale of vessel	(69,998)	(1,638)	(76,782)
Restructuring charge	(568)	225	(2,607)
Income (loss) from vessel operations	283,399	256,218	103,418
Equity income	7,672	10,341	6,731
Investment in joint venture	77,647	54,955	52,120
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	664,667	172,169	455,578
Expenditures for dry docking	14,609	36,221	19,020
Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	541,792	577,064	552,019
Voyage expenses	(82,777)	(105,562)	(99,543)
Vessel operating expenses	(128,156)	(159,438)	(152,986)
Time-charter hire expense	(51,088)	(31,090)	(56,682)
Depreciation and amortization	(106,190)	(110,686)	(115,913)
General and administrative	(22,884)	(29,154)	(21,821)
(Write down) and gain on sale of vessel	(65,101)	(1,638)	(76,782)
Restructuring charge	(568)	225	(2,169)
Income (loss) from vessel operations	85,028	139,721	26,123
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	26,980	50,096	427,069
Expenditures for dry docking	14,609	22,552	17,487
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	531,554	354,518	284,932
Vessel operating expenses	(189,900)	(158,216)	(152,616)
Depreciation and amortization	(137,914)	(72,905)	(66,404)
General and administrative	(38,588)	(27,406)	(17,742)
Income (loss) from vessel operations	165,152	95,991	48,170
Equity income	7,672	10,341	6,731
Investment in joint venture	77,647	54,955	52,120
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	116,473	17,022	28,260
FSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	57,391	53,868	59,016
Voyage expenses	(851)	(1,500)	432
Vessel operating expenses	(26,394)	(28,649)	(32,713)
Depreciation and amortization	(11,775)	(8,282)	(10,178)
General and administrative	(1,372)	(3,870)	(2,553)
Income (loss) from vessel operations	16,999	11,567	14,004
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	94,317	33,734	181
Expenditures for dry docking		11,560
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	30,230	33,566	34,772
Voyage expenses	(2,326)	(5,373)	(4,532)
Vessel operating expenses	(6,234)	(5,906)	(5,813)
Depreciation and amortization	(6,583)	(6,680)	(6,511)
General and administrative	(1,062)	(2,136)	(2,357)
(Write down) and gain on sale of vessel	(3,897)
Restructuring charge			(438)
Income (loss) from vessel operations	10,128	13,471	15,121
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	97	251	68
Expenditures for dry docking		2,109	$ 1,533
Towage segment [Member]
Segment Reporting Information [Line Items]
Revenues	40,112	523
Voyage expenses	(12,052)	(105)
Vessel operating expenses	(13,920)
Time-charter hire expense	(662)
Depreciation and amortization	(8,362)
General and administrative	(4,598)	(4,328)
Income (loss) from vessel operations	518	(3,910)
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	243,436	59,516
UMS Segment [Member]
Segment Reporting Information [Line Items]
Revenues	28,334
Vessel operating expenses	(13,876)
Depreciation and amortization	(3,775)
General and administrative	(4,109)	(622)
(Write down) and gain on sale of vessel	(1,000)
Income (loss) from vessel operations	5,574	(622)
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	$ 183,364	$ 11,550